Total Equity - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 26, 2023	Jan. 27, 2022	Jan. 21, 2021	Dec. 31, 2022	Dec. 31, 2021
Total Equity
Dividend per share (in dollars per share)				$ 10.00	$ 10.00
Total cash payment				$ 513.1	$ 427.5
Multiple and subordinate voting shares
Total Equity
Dividend per share (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Total cash payment	$ 245.2	$ 249.9	$ 272.1